Organization and Nature of Business	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Organization and Nature of Business [Text Block]
1.	Organization and Nature of Business

Description of Business

Naked Brand Group Inc. (the “Company”) was incorporated in the State of Nevada on May 17, 2005, as Search By Headlines.com Corp. with 100,000,000 authorized common shares with a par value of $0.001 per share. On July 30, 2012, the Company closed an Acquisition Agreement with Naked Inc. (“Naked”) whereby Naked’s owners became the sole directors of the Company and Naked stockholders exchanged their shares for a total of 13.5 million shares of the Company, representing 50% of the Company (the “Acquisition”). On the same date, the entire management of Naked became the entire management of the Company. Effective August 29, 2012, the Company completed a merger with a subsidiary, Naked Brand Group Inc., a Nevada corporation, which was incorporated solely to effect a change of name. As a result, the Company changed its name from “Search By Headlines.com Corp.” to “Naked Brand Group Inc.”.

Naked was incorporated under the federal laws of Canada on May 21, 2009 as In Search of Solutions Inc. and changed its corporate name on May 17, 2010 to Naked Boxer Brief Clothing Inc. On February 20, 2013, Naked changed its name to Naked Inc. Naked commenced business operations on February 1, 2010 as a manufacturer and seller of direct and wholesale undergarments in Canada to consumers and retailers and has been realizing revenues from its operations since September, 2010.

As a result of the Acquisition, Naked became a wholly-owned subsidiary of the Company and the Company’s business became the manufacture and sales of direct and wholesale undergarments in Canada and the United States to consumers and retailers. The Company operates out of Abbotsford, British Columbia, Canada.

Going Concern

These unaudited condensed consolidated interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these condensed consolidated interim financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern.

As at April 30, 2014, the Company had not yet achieved profitable operations, had a working capital deficiency, and expects to incur further losses in the development of its business, which casts substantial doubt about the Company’s ability to continue as a going concern. To remain a going concern, the Company will be required to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations as they come due. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Subsequent to April 30, 2014, the Company secured financing which resulted in gross cash proceeds to the Company of $4,943,750, before deducting agent fees and other transaction-related expenses (Note 14) and negotiated settlements and concessions with certain creditors (Notes 7(ii), 8(i) and 8(iii)) to provide for working capital and to provide for ongoing development of the Company’s business.

1.        Organization and Nature of Business

Naked Brand Group Inc. (the “Company”) was incorporated in the State of Nevada on May 17, 2005, as Search By Headlines.com Corp. with 100,000,000 authorized common shares with a par value of $0.001 per share. During the year ended July 31, 2010, the Company ceased operations as a specialized internet search engine that featured news in a format that allowed users to search or submit news by headline. On July 30, 2012, the Company closed an Acquisition Agreement with Naked Inc. (formerly Naked Boxer Brief Clothing Inc.) (“Naked”) whereby Naked’s owners became the sole directors of the Company and Naked stockholders exchanged their shares for a total of 13.5 million shares of the Company, representing 50% of the Company (the “Acquisition”). On the same date, the entire management of Naked became the entire management of the Company. Effective August 29, 2012, the Company completed a merger with a subsidiary, Naked Brand Group Inc., a Nevada corporation, which was incorporated solely to effect a change of name. As a result, the Company changed its name from “Search By Headlines.com Corp.” to “Naked Brand Group Inc.”.

Naked was incorporated under the federal laws of Canada on May 21, 2009 as In Search of Solutions Inc. and changed its corporate name on May 17, 2010 to Naked Boxer Brief Clothing Inc. On February 20, 2013, Naked changed its name to Naked Inc. Naked commenced business operations on February 1, 2010 as a manufacturer and seller of direct and wholesale undergarments in Canada to consumers and retailers and has been realizing revenues from its operations since September, 2010.

As a result of the Acquisition, Naked became a wholly-owned subsidiary of the Company and the Company’s business became the manufacture and sales of direct and wholesale undergarments in Canada and the United States to consumers and retailers. The Company operates out of Abbotsford, British Columbia, Canada.